WARRANTS (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
WARRANTS

A summary of the activity of the warrants for the six months ended June 30, 2012 is as follows:

	Number of Shares Subject to Warrants Outstanding	Weighted Avg. Exercise Price

Warrants outstanding - January 1, 2012	95,498	$33.16
Granted	2,755,950	1.19
Exercised	-
Expired	-	-
Warrants outstanding and exercisable - June 30, 2012	2,851,448	$2.25
Weighted average remaining contractual life of the outstanding warrants in years - June 30, 2012	2.74